Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Reportable segment results

For the year ended December 31, 2024, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,023	—	4,023

Expenses:
Operating expenses	$(4,815)	—	(4,815)
Exploration	(11,973)	—	(11,973)
Evaluation	(33,991)	—	(33,991)
General and administrative	(19)	(16,476)	(16,495)
	(50,798)	(16,476)	(67,274)
Segment loss	$(46,775)	(16,476)	(63,251)

Revenues-supplemental:
Toll milling services-deferred revenue (note 10)	4,023	—	4,023
	$4,023	—	4,023

Capital additions:
Property, plant and equipment (note 8)	$9,063	982	10,045

Long-lived assets:
Plant and equipment
Cost	$111,460	7,107	118,567
Accumulated depreciation	(42,591)	(473)	(43,064)
Mineral properties	184,158	—	184,158
	$253,027	6,634	259,661

For the year ended December 31, 2023, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$1,855	—	1,855

Expenses:
Operating expenses	$(3,898)	—	(3,898)
Exploration	(9,564)	—	(9,564)
Evaluation	(18,622)	—	(18,622)
General and administrative	(19)	(13,741)	(13,760)
	(32,103)	(13,741)	(45,844)
Segment loss	$(30,248)	(13,741)	(43,989)

Revenues-supplemental:
Toll milling services-deferred revenue (note 10)	1,855	—	1,855
	$1,855	—	1,855

Capital additions:
Property, plant and equipment (note 8)	$2,165	1,103	3,268

Long-lived assets:
Plant and equipment
Cost	$106,914	6,559	113,473
Accumulated depreciation	(38,178)	(1,162)	(39,340)
Mineral properties	180,813	—	180,813
	$249,549	5,397	254,946

Schedule of consolidated income (loss) and cash flows for the closed mines discontinued operation

	Year Ended
	December 31	December 31
(in thousands)	2024	2023

Revenue	$—	$6,582

Expenses	 	
Operating expenses	—	(5,715)
Other income	471	144
Income from discontinued operations, net of taxes	$471	$1,011

Cash flows for the Closed Mines discontinued operation for 2024 and 2023 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2024	2023

Cash inflow:
Net cash from operating activities	$355	$3,274
Net cash flows for the year	$355	$3,274